EQUITY (Details Narrative) - USD ($)						3 Months Ended	12 Months Ended
	Sep. 25, 2021	Aug. 27, 2021	Aug. 24, 2021	Aug. 23, 2021	Aug. 04, 2021	Oct. 31, 2021	Jul. 31, 2021	Jul. 28, 2021	Jul. 26, 2021	Jul. 31, 2020
Class of Stock [Line Items]
Common Stock, Shares Authorized						1,000,000,000	1,000,000,000		100,000,000	1,000,000,000
Preferred Stock, Shares Authorized							250,000,000
[custom:PreferredStockUnauthoriziedShares-0]							99,000,000
FOMO Advisors LLC [Member]
Class of Stock [Line Items]
Warrants issued								50,000,000
Lender [Member]
Class of Stock [Line Items]
Conversion of common stock		3,743,590	2,979,564	3,740,741	3,743,590	30,198,755	22,187,901
Conversion of common stock, shares		$ 9,000	$ 7,449	$ 10,100	$ 14,600	$ 69,449	$ 232,057
Preferred Class A [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized						229,000,000	229,000,000			229,000,000
Conversion of common stock							50
Preferred Class B [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized						20,000,000	20,000,000			20,000,000
Conversion of common stock							1,000
Shares issued for services	20,000
Preferred Class B [Member] | Kanab Corp [Member]
Class of Stock [Line Items]
Shares issued on acquisition							300,000
Preferred Class C [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized						1,000,000	1,000,000			1,000,000
Conversion of common stock							1
Preferred Class C [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Number of new shares issued							1,000,000